Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Federal deposit insurance corporation (FDIC)		$ 250,000
Cash checking account		5,533,527	38,982
Savings account		20,000	0
Money market account		10,000	10,000
Cash		$ 6,050,000
Straight line depreciated over period		5 years
Capitalized deferred offering costs			751,050
Lease	$ 750
Tax benefit percentage		50.00%
Warrant liability		$ 1,971,975
Chase Bank [Member]
Significant Accounting Policies [Line Items]
Cash checking account		5,216,354	88
SVB Bank [Member]
Significant Accounting Policies [Line Items]
Cash checking account		$ 287,173	$ 28,893
Series A Convertible Preferred Stock [Member]
Significant Accounting Policies [Line Items]
Conversion shares (in Shares)		1,512,500
Common Stock [Member]
Significant Accounting Policies [Line Items]
Conversion shares (in Shares)		6,050,000